Supplement dated December 17, 2012 to your variable annuity Prospectus dated May 1, 2012 for the variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

Effective February 1, 2013, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit rider will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage 5 Plus (Joint)	1.35%

If you purchased the above referenced rider and your Rider Effective Date is before February 1, 2013, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about January 1, 2013, the portfolio manager for the Pacific Select Fund Large-Cap Growth Investment Option will be replaced with BlackRock Investment Management, LLC.

For more information on the manager change, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

Form No.:	NYSUP1212

Supplement dated December 17, 2012 to the Prospectus dated May 1, 2012 for the

Pacific Journey Select variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

Effective February 1, 2013, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit rider will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage 5 Plus (Joint)	1.35%

If you purchased the above referenced rider and your Rider Effective Date is before February 1, 2013, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about January 1, 2013, the following Investment Options will be available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	MANAGER
American Century VP Mid Cap Value Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	MANAGER
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	MANAGER
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC

MFS® VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
MFS® Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company, LLC

VAN ECK VIP TRUST	INVESTMENT GOAL	MANAGER
Van Eck VIP Global Hard Assets Fund Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the OVERVIEW section is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund or PIMCO Global Multi-Asset Investment Options. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make 1 additional transfer of all or a portion of your Variable Account Value to the Cash Management Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations. Some restrictions may apply to transfers to or from any fixed option.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.29%	2.02%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.29%	1.97%

The table in the Examples subsection of the OVERVIEW is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,252	$2,416	$3,180	$6,321
Minimum*	$810	$1,097	$1,045	$2,079

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,252	$1,876	$3,139	$6,321
Minimum*	$810	$557	$958	$2,079

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$622	$1,876	$3,139	$6,321
Minimum*	$180	$557	$958	$2,079

*	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in this Prospectus for condensed financial information about the Subaccounts.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond Securities Fund. These portfolios are part of the Franklin Templeton Variable Insurance Products Trust.

Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company, is the investment advisor for the Fidelity VIP FundsManager 60%® Portfolio. Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Contrafund® Portfolio. These portfolios are part of the Fidelity Variable Insurance Products Funds.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Van Eck Associates Corporation is the investment adviser of the Van Eck VIP Trust.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, or PIMCO Global Multi-Asset. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month.

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

Janus Aspen Balanced Portfolio

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Class) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Van Eck Securities Corporation, pays us for each Van Eck VIP Trust portfolio (Class S) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Century Variable Portfolios, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., and Van Eck VIP Trust.

On or about January 1, 2013, the portfolio manager for the Pacific Select Fund Large-Cap Growth Investment Option will be replaced with BlackRock Investment Management, LLC.

For more information on the manager change, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

Supplement dated December 17, 2012 to the Prospectus dated May 1, 2012 for the

Pacific Journey Select variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to add additional Investment Options and amend other related disclosure.

On or about January 1, 2013, the following Investment Options will be available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	MANAGER
American Century VP Mid Cap Value Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	MANAGER
Fidelity VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	MANAGER
Franklin Rising Dividends Securities Fund Class 2	Seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	Franklin Advisory Services, LLC
Mutual Global Discovery Securities Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Templeton Global Bond Securities Fund Class 2	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	MANAGER
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC

MFS® VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
MFS® Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	MANAGER
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company, LLC

VAN ECK VIP TRUST	INVESTMENT GOAL	MANAGER
Van Eck VIP Global Hard Assets Fund Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

For more information on the new Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the applicable Fund prospectus. You can obtain an applicable Fund prospectus by contacting your financial advisor or online at www.PacificLife.com.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the OVERVIEW section is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund or PIMCO Global Multi-Asset Investment Options. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make 1 additional transfer of all or a portion of your Variable Account Value to the Cash Management Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or automatic quarterly rebalancing under the Custom Model program are excluded from these limitations. Some restrictions may apply to transfers to or from any fixed option.

The table in the Total Annual Fund Operating Expenses subsection of the OVERVIEW is replaced with the following:

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.29%	2.02%
Range of total annual portfolio operating expenses after any waivers or expense reimbursements	0.29%	1.97%

The table in the Examples subsection of the OVERVIEW is replaced with the following:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,252	$2,416	$3,180	$6,321
Minimum*	$810	$1,097	$1,045	$2,079

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$1,252	$1,876	$3,139	$6,321
Minimum*	$810	$557	$958	$2,079

•	If you did not surrender or annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum*	$622	$1,876	$3,139	$6,321
Minimum*	$180	$557	$958	$2,079

*	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on Contract fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in this Prospectus for condensed financial information about the Subaccounts.

The Investment Advisers subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond Securities Fund. These portfolios are part of the Franklin Templeton Variable Insurance Products Trust.

Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company, is the investment advisor for the Fidelity VIP FundsManager 60%® Portfolio. Fidelity Management & Research Company is the investment adviser for the Fidelity VIP Contrafund® Portfolio. These portfolios are part of the Fidelity Variable Insurance Products Funds.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Van Eck Associates Corporation is the investment adviser of the Van Eck VIP Trust.

The first paragraph of the Transfers and Market-timing Restrictions subsection of the HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED section is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Purchase Payments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: Invesco V.I. Balanced-Risk Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, Emerging Markets Debt, First Trust/Dow Jones Dividend & Income Allocation Portfolio, Fidelity VIP FundsManager 60%® Portfolio, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, or PIMCO Global Multi-Asset. In addition, only 2 transfers into or out of each American Funds (American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income), Global Absolute Return, Currency Strategies, Precious Metals, Lord Abbett Bond Debenture, MFS Utilities, PIMCO CommodityRealReturn® Strategy, or Van Eck Global Hard Assets Investment Option may occur in any calendar month.

The following portfolio has been added as an allowable Investment Option under the Investment Allocation Requirements subsection in the OPTIONAL LIVING BENEFIT RIDERS section:

Janus Aspen Balanced Portfolio

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Class) held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Van Eck Securities Corporation, pays us for each Van Eck VIP Trust portfolio (Class S) held by our separate accounts.

The term Fund under the TERMS USED IN THIS PROSPECTUS section is amended to include the following:

American Century Variable Portfolios, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., and Van Eck VIP Trust.